Eaton Vance

Tax-Managed Growth Fund 1.2

March 31, 2021 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.2 (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2021, the value of the Fund’s investment in the Portfolio was $1,091,390,625 and the Fund owned 3.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Growth Portfolio

March 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Aerospace & Defense — 1.4%
Boeing Co. (The)	883,143	$224,954,185
General Dynamics Corp.	141,321	25,658,241
Hexcel Corp.(1)	103,987	5,823,272
Howmet Aerospace, Inc.	4	128
Huntington Ingalls Industries, Inc.	1,274	262,253
L3Harris Technologies, Inc.	5,971	1,210,202
Lockheed Martin Corp.	125,931	46,531,504
Northrop Grumman Corp.	50,885	16,468,422
Northrop Grumman Corp.(2)	2,913	942,763
Raytheon Technologies Corp.	1,025,351	79,228,872
Textron, Inc.	9,022	505,954
TransDigm Group, Inc.(1)	3,386	1,990,697

		$403,576,493

Air Freight & Logistics — 1.3%
C.H. Robinson Worldwide, Inc.	363,804	$34,717,816
Expeditors International of Washington, Inc.	12,800	1,378,432
FedEx Corp.	345,061	98,011,127
United Parcel Service, Inc., Class B	1,491,788	253,589,042
XPO Logistics, Inc.(1)	57,458	7,084,571

		$394,780,988

Airlines — 0.0%(3)
American Airlines Group, Inc.	66,989	$1,601,037
Delta Air Lines, Inc.	60,606	2,926,058
Southwest Airlines Co.	27,758	1,694,903

		$6,221,998

Auto Components — 0.7%
Adient PLC(1)	13,659	$603,728
Aptiv PLC	1,015,600	140,051,240
BorgWarner, Inc.	800	37,088
Dorman Products, Inc.(1)	20,730	2,127,727
Garrett Motion, Inc.(1)	36,184	187,795
Gentex Corp.	1,443,192	51,478,659

		$194,486,237

Automobiles — 0.2%
Daimler AG	38,000	$3,400,620
Ford Motor Co.(1)	1,212,501	14,853,137
General Motors Co.	82,498	4,740,335
Harley-Davidson, Inc.	800	32,080
Tesla, Inc.(1)	36,985	24,703,391
Toyota Motor Corp. ADR	5,000	780,300

		$48,509,863

Security	Shares	Value
Banks — 4.5%
Bank of America Corp.	4,123,343	$159,532,141
Bank of Hawaii Corp.	557	49,846
Bank of Montreal	4	356
CIT Group, Inc.	1,490	76,750
Citigroup, Inc.	860,832	62,625,528
Commerce Bancshares, Inc.	69,629	5,334,278
CVB Financial Corp.	608,432	13,440,263
Fifth Third Bancorp	1,733,318	64,912,759
First Republic Bank	1,652	275,471
HSBC Holdings PLC	220,592	1,289,604
HSBC Holdings PLC ADR	424	12,355
Huntington Bancshares, Inc.	144,510	2,271,697
ING Groep NV ADR	125	1,529
JPMorgan Chase & Co.	4,134,557	629,403,612
KeyCorp	112,574	2,249,229
M&T Bank Corp.	151,280	22,935,561
Pinnacle Financial Partners, Inc.	34,686	3,075,261
PNC Financial Services Group, Inc. (The)	98,288	17,240,698
Regions Financial Corp.	748,028	15,454,258
Signature Bank	3,359	759,470
Societe Generale S.A.(1)	405,793	10,609,389
Sterling Bancorp	103,627	2,385,494
SVB Financial Group(1)	31,082	15,343,940
Synovus Financial Corp.	1,565	71,599
Toronto-Dominion Bank (The)	569	37,104
Truist Financial Corp.	1,558,580	90,896,386
U.S. Bancorp	841,301	46,532,358
Wells Fargo & Co.	4,022,533	157,160,364
Western Alliance Bancorp	23,987	2,265,332
Zions Bancorp N.A.	49,558	2,723,708

		$1,328,966,340

Beverages — 1.9%
Anheuser-Busch InBev SA/NV ADR	75,379	$4,737,570
Boston Beer Co., Inc. (The), Class A(1)	4,730	5,705,705
Brown-Forman Corp., Class A	17,399	1,107,794
Brown-Forman Corp., Class B	398,621	27,492,890
Coca-Cola Co. (The)	3,622,103	190,921,049
Constellation Brands, Inc., Class A	106,872	24,366,816
Diageo PLC ADR	8,721	1,432,076
Keurig Dr Pepper, Inc.	2,700	92,799
Molson Coors Beverage Co., Class B	184,109	9,417,175
Monster Beverage Corp.(1)	171,250	15,599,163
PepsiCo, Inc.	2,074,611	293,453,726

		$574,326,763

Biotechnology — 2.6%
AbbVie, Inc.	954,410	$103,286,250
Agios Pharmaceuticals, Inc.(1)	74,972	3,871,554
Alexion Pharmaceuticals, Inc.(1)	469,856	71,845,681
Alkermes PLC(1)	5,000	93,400
Alnylam Pharmaceuticals, Inc.(1)	12,830	1,811,468
Amgen, Inc.	737,763	183,562,812

Security	Shares	Value
argenx SE ADR(1)	308,910	$85,070,725
Biogen, Inc.(1)	100,613	28,146,487
Bluebird Bio, Inc.(1)	500	15,075
Blueprint Medicines Corp.(1)	232,123	22,569,319
Exact Sciences Corp.(1)	241,168	31,781,119
Gilead Sciences, Inc.	1,099,221	71,042,653
Incyte Corp.(1)	103,220	8,388,690
Moderna, Inc.(1)	343,592	44,993,373
Neurocrine Biosciences, Inc.(1)	74,845	7,278,676
Regeneron Pharmaceuticals, Inc.(1)	22,700	10,740,278
Seattle Genetics, Inc.(1)	5,662	786,225
Vertex Pharmaceuticals, Inc.(1)	398,815	85,701,355

		$760,985,140

Building Products — 0.5%
A.O. Smith Corp.	31,693	$2,142,764
Carrier Global Corp.	229,579	9,692,825
Fortune Brands Home & Security, Inc.	16,147	1,547,206
Johnson Controls International PLC	350,095	20,890,169
Lennox International, Inc.	339,213	105,695,379
Masco Corp.	38,156	2,285,544
Resideo Technologies, Inc.(1)	14,542	410,811
Trane Technologies PLC	26,539	4,393,797

		$147,058,495

Capital Markets — 4.7%
Affiliated Managers Group, Inc.	58,716	$8,750,445
Ameriprise Financial, Inc.	209,806	48,769,405
Bank of New York Mellon Corp. (The)	709,152	33,535,798
BlackRock, Inc.	41,065	30,961,367
Brookfield Asset Management, Inc., Class A	192,123	8,549,474
Cboe Global Markets, Inc.	175,396	17,309,831
Charles Schwab Corp. (The)	3,911,424	254,946,616
CME Group, Inc.	225,113	45,974,828
FactSet Research Systems, Inc.	97,299	30,025,498
Federated Hermes, Inc., Class B	37,249	1,165,894
Franklin Resources, Inc.	211,191	6,251,254
Goldman Sachs Group, Inc. (The)	1,067,014	348,913,578
Intercontinental Exchange, Inc.	153,966	17,194,923
Invesco, Ltd.	11,064	279,034
LPL Financial Holdings, Inc.	209,488	29,780,814
Moody’s Corp.	261,226	78,004,696
Morgan Stanley(4)	2,617,581	203,281,340
Morningstar, Inc.	4,694	1,056,338
Nasdaq, Inc.	71,215	10,501,364
Northern Trust Corp.	2,500	262,775
Raymond James Financial, Inc.	64,058	7,850,948
S&P Global, Inc.	279,881	98,761,608
SEI Investments Co.	150,000	9,139,500
State Street Corp.	215,676	18,118,941
Stifel Financial Corp.	169,194	10,838,568
T. Rowe Price Group, Inc.	465,235	79,834,326

Security	Shares	Value
UBS Group AG(1)	9	$140
Waddell & Reed Financial, Inc., Class A	415	10,396

		$1,400,069,699

Chemicals — 1.1%
AdvanSix, Inc.(1)	1,768	$47,418
Air Products and Chemicals, Inc.	14,105	3,968,301
Albemarle Corp.	75,722	11,063,742
Balchem Corp.	17,292	2,168,590
Celanese Corp.	23,537	3,526,078
Chemours Co. (The)	1	28
Corteva, Inc.	242,479	11,304,371
Dow, Inc.	80,280	5,133,103
DuPont de Nemours, Inc.	498,440	38,519,443
Eastman Chemical Co.	650	71,578
Ecolab, Inc.	594,048	127,167,855
FMC Corp.	817	90,368
International Flavors & Fragrances, Inc.	5,000	698,050
Linde PLC	8,469	2,372,506
Linde PLC(2)	12,068	3,380,729
LyondellBasell Industries NV, Class A	4,274	444,710
NewMarket Corp.	13,626	5,180,060
PPG Industries, Inc.	410,670	61,707,274
RPM International, Inc.	3,433	315,321
Sherwin-Williams Co. (The)	52,788	38,958,072
Westlake Chemical Corp.	1,000	88,790

		$316,206,387

Commercial Services & Supplies — 0.1%
Brady Corp., Class A	258	$13,790
Cintas Corp.	395	134,817
Copart, Inc.(1)	4,771	518,178
Pitney Bowes, Inc.	1,365	11,248
Republic Services, Inc.	1,750	173,863
Rollins, Inc.	60,814	2,093,218
Stericycle, Inc.(1)	8,000	540,080
Waste Connections, Inc.	115,655	12,488,427
Waste Management, Inc.	208,149	26,855,384

		$42,829,005

Communications Equipment — 1.6%
Arista Networks, Inc.(1)	812,966	$245,426,305
Arista Networks, Inc.(1)(2)	72,500	21,874,987
Arista Networks, Inc.(1)(2)	88,600	26,747,454
Arista Networks, Inc.(1)(2)	105,064	31,708,256
Cisco Systems, Inc.	2,749,670	142,185,436
Juniper Networks, Inc.	285,300	7,226,649
Motorola Solutions, Inc.	47,514	8,935,008
Nokia Oyj ADR(1)	192	760

		$484,104,855

Construction & Engineering — 0.0%(3)
Fluor Corp.	3,250	$75,042
Quanta Services, Inc.	2,000	175,960

		$251,002

Security	Shares	Value
Construction Materials — 0.0%(3)
Vulcan Materials Co.	57,559	$9,713,081

		$9,713,081

Consumer Finance — 1.1%
American Express Co.	1,065,982	$150,772,494
Capital One Financial Corp.	132,674	16,880,113
Discover Financial Services	1,251,110	118,842,939
LendingClub Corp.(1)	15,938	263,296
Navient Corp.	10,200	145,962
Synchrony Financial	1,224,923	49,805,369

		$336,710,173

Containers & Packaging — 0.1%
Amcor PLC	936,184	$10,934,629
AptarGroup, Inc.	65,000	9,208,550
Avery Dennison Corp.	5,508	1,011,544
Ball Corp.	53,090	4,498,847
Crown Holdings, Inc.	13,787	1,337,890
International Paper Co.	5,124	277,055
Packaging Corp. of America	12,273	1,650,473
Sealed Air Corp.	27,104	1,241,905
Sonoco Products Co.	774	48,994
WestRock Co.	42,750	2,225,138

		$32,435,025

Distributors — 0.0%(3)
Genuine Parts Co.	22,932	$2,650,710
LKQ Corp.(1)	79,518	3,365,997

		$6,016,707

Diversified Consumer Services — 0.0%(3)
H&R Block, Inc.	25,610	$558,298
Service Corp. International	15,900	811,695

		$1,369,993

Diversified Financial Services — 2.4%
Berkshire Hathaway, Inc., Class A(1)	560	$215,993,120
Berkshire Hathaway, Inc., Class B(1)	1,943,183	496,424,961

		$712,418,081

Diversified Telecommunication Services — 0.2%
AT&T, Inc.	533,603	$16,152,163
Frontier Communications Corp.(1)	894	250
Liberty Global PLC, Class A(1)	4,369	112,109
Liberty Global PLC, Class C(1)	19,355	494,327
Liberty Latin America, Ltd., Class A(1)	1,546	19,835

Security	Shares	Value
Liberty Latin America, Ltd., Class C(1)	4,825	$62,628
Lumen Technologies, Inc.	4,871	65,028
Verizon Communications, Inc.	945,002	54,951,866

		$71,858,206

Electric Utilities — 0.2%
Duke Energy Corp.	31,500	$3,040,695
Edison International	1,134	66,452
Entergy Corp.	2,340	232,760
Exelon Corp.	28,310	1,238,280
NextEra Energy, Inc.	740,584	55,995,556
NRG Energy, Inc.	461	17,394
Southern Co. (The)	103,526	6,435,176

		$67,026,313

Electrical Equipment — 0.9%
Acuity Brands, Inc.	9,321	$1,537,965
AMETEK, Inc.	68,343	8,729,451
Eaton Corp. PLC	86,942	12,022,340
Emerson Electric Co.	2,202,703	198,727,865
Hubbell, Inc.	14,950	2,794,005
nVent Electric PLC	4	112
Rockwell Automation, Inc.	112,211	29,785,288

		$253,597,026

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	31,288	$2,064,069
CDW Corp.	142,695	23,651,696
Corning, Inc.	1,553,466	67,591,306
FLIR Systems, Inc.	2,030	114,634
Keysight Technologies, Inc.(1)	15,146	2,171,936
Knowles Corp.(1)	8,001	167,381
Littelfuse, Inc.	52,675	13,929,377
TE Connectivity, Ltd.	59,305	7,656,869
Trimble, Inc.(1)	3,200	248,928
Vontier Corp.(1)	3,985	120,626
Zebra Technologies Corp., Class A(1)	50,772	24,633,559

		$142,350,381

Energy Equipment & Services — 0.1%
ChampionX Corp.(1)	18,853	$409,676
Core Laboratories NV	16,652	479,411
Frank’s International NV(1)	1,500,000	5,325,000
Halliburton Co.	372,584	7,995,653
NOV, Inc.	10,391	142,564
Schlumberger NV	848,814	23,079,253
Transocean, Ltd.(1)	3,548	12,595

		$37,444,152

Entertainment — 2.5%
Activision Blizzard, Inc.	241,143	$22,426,299
Electronic Arts, Inc.	149,619	20,253,924

Security	Shares	Value
Liberty Braves Group, Series A(1)	1,236	$35,238
Liberty Braves Group, Series C(1)	2,473	68,799
Liberty Formula One Group, Series A(1)	3,091	118,138
Liberty Formula One Group, Series C(1)	3,618	156,623
Live Nation Entertainment, Inc.(1)	20,744	1,755,980
Netflix, Inc.(1)	210,447	109,781,782
Spotify Technology S.A.(1)	87,019	23,316,741
Walt Disney Co. (The)(1)	3,121,331	575,947,996

		$753,861,520

Equity Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.	56,291	$13,456,926
AvalonBay Communities, Inc.	7,000	1,291,570
Extra Space Storage, Inc.	1,800	238,590
Federal Realty Investment Trust	1,300	131,885
Host Hotels & Resorts, Inc.	528,986	8,913,414
ProLogis, Inc.	28,120	2,980,720
Public Storage	1,949	480,935
Regency Centers Corp.	405	22,968
Simon Property Group, Inc.	25,563	2,908,303

		$30,425,311

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	946,955	$333,782,699
Kroger Co. (The)	155,213	5,586,116
Sprouts Farmers Market, Inc.(1)	750,036	19,965,958
Sysco Corp.	644,087	50,715,410
Walgreens Boots Alliance, Inc.	393,876	21,623,793
Walmart, Inc.	15,881	2,157,116

		$433,831,092

Food Products — 1.2%
Archer-Daniels-Midland Co.	137,778	$7,853,346
Campbell Soup Co.	748,065	37,605,227
Conagra Brands, Inc.	668,961	25,152,934
Flowers Foods, Inc.	586,273	13,953,297
General Mills, Inc.	136,948	8,397,651
Hain Celestial Group, Inc. (The)(1)	17,240	751,664
Hershey Co. (The)	243,810	38,560,990
Hormel Foods Corp.	333,454	15,932,432
JM Smucker Co. (The)	20,034	2,534,902
Kellogg Co.	67,139	4,249,899
Kraft Heinz Co. (The)	106,315	4,252,600
Lamb Weston Holdings, Inc.	126,120	9,771,778
McCormick & Co., Inc., Non Voting Shares	163,238	14,554,300
Mondelez International, Inc., Class A	875,402	51,237,279
Nestle S.A.	1,118,348	124,669,398
Tyson Foods, Inc., Class A	27,528	2,045,330

		$361,523,027

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	2,013,212	$241,263,326
ABIOMED, Inc.(1)	100,852	32,144,558

Security	Shares	Value
Alcon, Inc.(1)	22,924	$1,608,806
Align Technology, Inc.(1)	18,700	10,126,611
Avanos Medical, Inc.(1)	542	23,707
Baxter International, Inc.	38,245	3,225,583
Becton, Dickinson and Co.	111,712	27,162,773
Boston Scientific Corp.(1)	444,159	17,166,745
Danaher Corp.	172,019	38,718,037
DexCom, Inc.(1)	95,592	34,354,809
DexCom, Inc.(1)(2)	30,000	10,781,700
Edwards Lifesciences Corp.(1)	31,284	2,616,594
Haemonetics Corp.(1)	110,000	12,211,100
Hill-Rom Holdings, Inc.	36,482	4,030,531
IDEXX Laboratories, Inc.(1)	13,040	6,380,602
Inari Medical, Inc.(1)	302,290	32,345,030
Insulet Corp.(1)	9,898	2,582,586
Integra LifeSciences Holdings Corp.(1)	1,225,898	84,697,292
Integra LifeSciences Holdings Corp.(1)(2)	600,000	41,454,000
Integra LifeSciences Holdings Corp.(1)(2)	200,000	13,818,000
Integra LifeSciences Holdings Corp.(1)(2)	200,000	13,813,855
Integra LifeSciences Holdings Corp.(1)(2)	730,000	50,410,482
Intuitive Surgical, Inc.(1)	173,309	128,064,953
Medtronic PLC	545,255	64,410,973
Penumbra, Inc.(1)	91,462	24,747,788
ResMed, Inc.	21,305	4,133,596
Smith & Nephew PLC ADR	5,500	208,450
Stryker Corp.	317,404	77,313,266
Teleflex, Inc.	14,325	5,951,465
Varian Medical Systems, Inc.(1)	25,609	4,520,757
West Pharmaceutical Services, Inc.	5,623	1,584,449
Zimmer Biomet Holdings, Inc.	152,758	24,453,501

		$1,016,325,925

Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc.(1)	32,000	$1,828,480
Anthem, Inc.	145,749	52,316,604
Cardinal Health, Inc.	29,103	1,768,007
Centene Corp.(1)	167,893	10,730,042
Cigna Corp.	39,778	9,615,934
Cigna Corp.(2)	7,416	1,792,206
Covetrus, Inc.(1)	10,538	315,824
CVS Health Corp.	1,284,780	96,653,999
DaVita, Inc.(1)	157,055	16,925,817
Guardant Health, Inc.(1)	145,585	22,223,550
HCA Healthcare, Inc.	188,518	35,505,480
Henry Schein, Inc.(1)	26,384	1,826,828
Humana, Inc.	2,441	1,023,389
Laboratory Corp. of America Holdings(1)	745	189,997
McKesson Corp.	150,389	29,331,871
Molina Healthcare, Inc.(1)	18,585	4,344,430
Oak Street Health, Inc.(1)	277,939	15,083,749
UnitedHealth Group, Inc.	807,541	300,461,780

		$601,937,987

Security	Shares	Value
Health Care Technology — 0.0%(3)
Cerner Corp.	18,346	$1,318,711
Teladoc Health, Inc.(1)	35,751	6,497,744

		$7,816,455

Hotels, Restaurants & Leisure — 3.7%
Aramark	148,020	$5,592,196
Booking Holdings, Inc.(1)	52,136	121,468,538
Carnival Corp.	22,069	585,711
Chipotle Mexican Grill, Inc.(1)	121,117	172,085,456
Choice Hotels International, Inc.	49,631	5,324,910
Darden Restaurants, Inc.	66,114	9,388,188
Domino’s Pizza, Inc.	2,815	1,035,329
Expedia Group, Inc.	2,670	459,560
Hilton Worldwide Holdings, Inc.	106,201	12,841,825
Hyatt Hotels Corp., Class A	1,353,442	111,929,653
Marriott International, Inc., Class A	1,575,495	233,346,564
McDonald’s Corp.	106,433	23,855,893
MGM Resorts International	892,202	33,894,754
Penn National Gaming, Inc.(1)	30,956	3,245,427
Royal Caribbean Cruises, Ltd.	1,900	162,659
Starbucks Corp.	2,780,155	303,787,537
Texas Roadhouse, Inc.	416,807	39,988,463
Yum China Holdings, Inc.	367,698	21,771,399
Yum! Brands, Inc.	123,810	13,393,766

		$1,114,157,828

Household Durables — 0.2%
D.R. Horton, Inc.	19,682	$1,754,060
Leggett & Platt, Inc.	92,079	4,203,406
Lennar Corp., Class A	48,688	4,928,686
Lennar Corp., Class B	21	1,729
Mohawk Industries, Inc.(1)	4,820	926,934
Newell Brands, Inc.	123,465	3,306,393
NVR, Inc.(1)	1,822	8,583,315
PulteGroup, Inc.	222,055	11,644,564
Tempur Sealy International, Inc.	540,100	19,746,056
Toll Brothers, Inc.	4,378	248,364
Whirlpool Corp.	1,391	306,507

		$55,650,014

Household Products — 1.7%
Church & Dwight Co., Inc.	172,129	$15,035,468
Church & Dwight Co., Inc.(2)	17,504	1,528,516
Clorox Co. (The)	18,383	3,545,713
Colgate-Palmolive Co.	2,438,952	192,262,587
Energizer Holdings, Inc.	10,496	498,140
Kimberly-Clark Corp.	86,041	11,964,001
Procter & Gamble Co. (The)	2,142,498	290,158,504

		$514,992,929

Independent Power and Renewable Electricity Producers — 0.0%(3)
AES Corp. (The)	1,730	$46,381

		$46,381

Security	Shares	Value
Industrial Conglomerates — 1.1%
3M Co.	751,719	$144,841,217
Carlisle Cos., Inc.	71,809	11,818,325
General Electric Co.	5,650,060	74,185,288
Honeywell International, Inc.	394,317	85,594,391
Roper Technologies, Inc.	20,483	8,261,613

		$324,700,834

Insurance — 1.3%
Aegon NV ADR	5	$24
Aflac, Inc.	809,119	41,410,710
Alleghany Corp.(1)	3,985	2,495,766
Allstate Corp. (The)	20,852	2,395,895
American International Group, Inc.	136,814	6,322,175
Aon PLC, Class A	163,081	37,526,569
Arch Capital Group, Ltd.(1)	260,918	10,011,424
Arthur J. Gallagher & Co.	507,139	63,275,733
Assurant, Inc.	13,599	1,927,930
Brighthouse Financial, Inc.(1)	936	41,418
Brown & Brown, Inc.	407	18,604
Chubb, Ltd.	44,707	7,062,365
Cincinnati Financial Corp.	35,947	3,705,776
Fidelity National Financial, Inc.	57,654	2,344,212
First American Financial Corp.	1,227	69,510
Globe Life, Inc.	347,687	33,596,995
Hartford Financial Services Group, Inc.	192,431	12,852,466
Lincoln National Corp.	5,477	341,053
Markel Corp.(1)	19,895	22,672,740
Marsh & McLennan Cos., Inc.	226,689	27,610,720
MetLife, Inc.	18,211	1,107,047
Progressive Corp. (The)	1,027,625	98,251,226
Prudential Financial, Inc.	20,761	1,891,327
Reinsurance Group of America, Inc.	6,425	809,871
Travelers Cos., Inc. (The)	146,715	22,065,936
Trisura Group, Ltd.(1)	124	11,906
W.R. Berkley Corp.	2,250	169,537
Willis Towers Watson PLC	70	16,022

		$400,004,957

Interactive Media & Services — 9.2%
Alphabet, Inc., Class A(1)	316,007	$651,770,758
Alphabet, Inc., Class C(1)	404,168	836,074,050
Baidu, Inc. ADR(1)	140,152	30,490,068
CarGurus, Inc.(1)	37,803	900,845
Cars.com, Inc.(1)	400	5,184
Facebook, Inc., Class A(1)	3,115,070	917,481,567
IAC/InterActiveCorp.(1)	6,680	1,444,951
Match Group, Inc.(1)	133,667	18,363,172
Match Group, Inc.(1)(2)	260,261	35,742,142
Pinterest, Inc., Class A(1)	2,540,426	188,067,737
Snap, Inc., Class A(1)	19,362	1,012,439
Snap, Inc., Class A(1)(2)	469,399	24,530,147
Twitter, Inc.(1)	550,134	35,005,026
Yelp, Inc.(1)	149,508	5,830,812

Security	Shares	Value
Zillow Group, Inc., Class A(1)	10,638	$1,397,620
Zillow Group, Inc., Class C(1)	21,276	2,758,221

		$2,750,874,739

Internet & Direct Marketing Retail — 4.6%
Alibaba Group Holding, Ltd. ADR(1)	287,257	$65,129,780
Altaba, Inc.(5)	114,070	1,659,718
Amazon.com, Inc.(1)	409,574	1,267,254,722
eBay, Inc.	255,728	15,660,783
Qurate Retail, Inc., Series A	99,802	1,173,671
Trip.com Group, Ltd. ADR(1)	5,200	206,076
Wayfair, Inc., Class A(1)	53,348	16,791,283

		$1,367,876,033

IT Services — 5.1%
Accenture PLC, Class A	996,423	$275,261,854
Akamai Technologies, Inc.(1)	239,108	24,365,105
Alliance Data Systems Corp.	686	76,894
Amdocs, Ltd.	43,944	3,082,672
Automatic Data Processing, Inc.	269,191	50,734,428
Broadridge Financial Solutions, Inc.	91,705	14,040,036
Cognizant Technology Solutions Corp., Class A	24,598	1,921,596
Fidelity National Information Services, Inc.	18,757	2,637,422
Fiserv, Inc.(1)	606,600	72,209,664
Global Payments, Inc.	31,866	6,423,548
International Business Machines Corp.	657,719	87,647,634
Jack Henry & Associates, Inc.	2,196	333,177
Mastercard, Inc., Class A	201,845	71,866,912
Okta, Inc.(1)	319,829	70,499,906
Paychex, Inc.	14,638	1,434,817
PayPal Holdings, Inc.(1)	1,091,826	265,139,026
Sabre Corp.	157,290	2,329,465
Shopify, Inc., Class A(1)	12,524	13,857,806
Square, Inc., Class A(1)	424,708	96,429,951
Twilio, Inc., Class A(1)	555,411	189,261,852
VeriSign, Inc.(1)	5,654	1,123,789
Visa, Inc., Class A	1,190,613	252,088,490
Visa, Inc., Class A(2)	29,956	6,338,461
Western Union Co. (The)	27,606	680,764

		$1,509,785,269

Leisure Products — 0.0%(3)
Hasbro, Inc.	1,383	$132,934
Mattel, Inc.(1)	3,941	78,505
Polaris, Inc.	66,806	8,918,601

		$9,130,040

Life Sciences Tools & Services — 0.7%
10X Genomics, Inc., Class A(1)	327,021	$59,190,801
Agilent Technologies, Inc.	665,215	84,575,435
Avantor, Inc.(1)	120,000	3,471,600
Illumina, Inc.(1)	86,599	33,259,212
IQVIA Holdings, Inc.(1)	57,124	11,032,929

Security	Shares	Value
Mettler-Toledo International, Inc.(1)	1,000	$1,155,690
NeoGenomics, Inc.(1)	38,329	1,848,608
PerkinElmer, Inc.	10,025	1,286,107
Thermo Fisher Scientific, Inc.	56,854	25,947,029
Waters Corp.(1)	730	207,444

		$221,974,855

Machinery — 1.8%
Caterpillar, Inc.	379,661	$88,031,996
Caterpillar, Inc.(2)	6,950	1,610,610
Cummins, Inc.	1,178	305,232
Deere & Co.	195,522	73,152,601
Donaldson Co., Inc.	142,204	8,270,585
Dover Corp.	369,407	50,656,782
Fortive Corp.	30,511	2,155,297
Illinois Tool Works, Inc.	1,059,906	234,790,377
Ingersoll Rand, Inc.(1)	23,418	1,152,400
Lincoln Electric Holdings, Inc.	53,660	6,596,960
Manitowoc Co., Inc. (The)(1)	11,435	235,790
Middleby Corp.(1)	2,000	331,500
Otis Worldwide Corp.	431,256	29,519,473
PACCAR, Inc.	186,094	17,291,854
Parker-Hannifin Corp.	19,172	6,047,424
Pentair PLC	4	249
Snap-on, Inc.	29,674	6,846,979
Stanley Black & Decker, Inc.	288	57,505
Trinity Industries, Inc.	11,100	316,239
Welbilt, Inc.(1)	45,741	743,291
Westinghouse Air Brake Technologies Corp.	14,082	1,114,731
Xylem, Inc.	98,710	10,382,318

		$539,610,193

Media — 0.4%
Comcast Corp., Class A	1,193,814	$64,597,276
Discovery, Inc., Class A(1)	104,462	4,539,919
Discovery, Inc., Class C(1)	255,207	9,414,586
Fox Corp., Class A	50,412	1,820,378
Interpublic Group of Cos., Inc. (The)	726	21,199
Liberty Broadband Corp., Series A(1)	1	145
Liberty Broadband Corp., Series C(1)	1	150
Liberty SiriusXM Group, Series A(1)	9,721	428,502
News Corp., Class A	32,024	814,370
Omnicom Group, Inc.	31,882	2,364,050
Sirius XM Holdings, Inc.	53,280	324,475
TEGNA, Inc.	1,201	22,615
ViacomCBS, Inc., Class B	612,221	27,611,167

		$111,958,832

Metals & Mining — 0.2%
Alcoa Corp.(1)	5,862	$190,456
Arconic Corp.(1)	1	25
Cleveland-Cliffs, Inc.	527,743	10,612,912
Freeport-McMoRan, Inc.(1)	85,788	2,824,999
Glencore PLC(1)	598,405	2,349,579

Security	Shares	Value
Newmont Corp.	103	$6,208
Nucor Corp.	236,089	18,950,864
Southern Copper Corp.	12,126	822,992
Steel Dynamics, Inc.	232,124	11,782,614

		$47,540,649

Multi-Utilities — 0.1%
Consolidated Edison, Inc.	53,943	$4,034,936
Dominion Energy, Inc.	13,510	1,026,220
DTE Energy Co.	77,124	10,268,289
NiSource, Inc.	828	19,963
Sempra Energy	66,344	8,795,887
WEC Energy Group, Inc.	15,006	1,404,412

		$25,549,707

Multiline Retail — 0.1%
Dollar General Corp.	347	$70,309
Dollar Tree, Inc.(1)	146,190	16,732,907
Nordstrom, Inc.	3,192	120,881
Target Corp.	38,478	7,621,338

		$24,545,435

Oil, Gas & Consumable Fuels — 1.6%
Antero Resources Corp.(1)	1,341,986	$13,688,257
Cheniere Energy, Inc.(1)	721,030	51,921,370
Chevron Corp.	984,609	103,177,177
ConocoPhillips	365,129	19,340,883
Devon Energy Corp.	137,002	2,993,494
Enbridge, Inc.	179	6,516
EOG Resources, Inc.	408,628	29,637,789
EQT Corp.	180,474	3,353,207
Equitrans Midstream Corp.	144,379	1,178,133
Exxon Mobil Corp.	3,134,924	175,022,807
Hess Corp.	364,574	25,797,256
HollyFrontier Corp.	8,000	286,240
Kinder Morgan, Inc.	112,401	1,871,477
Marathon Oil Corp.	123,481	1,318,777
Marathon Petroleum Corp.	192,770	10,311,267
Murphy Oil Corp.	145,312	2,384,570
Occidental Petroleum Corp.	22,811	607,229
Phillips 66	193,658	15,790,873
Pioneer Natural Resources Co.	22,520	3,576,626
Range Resources Corp.	664,831	6,867,704
Southwestern Energy Co.(1)	486	2,260
Valero Energy Corp.	14,523	1,039,847
Williams Cos., Inc. (The)	20,025	474,392

		$470,648,151

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	45,280	$13,169,688
Unilever PLC ADR	69,397	3,874,435

		$17,044,123

Security	Shares	Value
Pharmaceuticals — 4.2%
AstraZeneca PLC ADR	217,956	$10,836,772
Bristol-Myers Squibb Co.	2,354,549	148,642,679
Catalent, Inc.(1)	45,943	4,838,257
Eli Lilly & Co.	2,274,529	424,927,508
GlaxoSmithKline PLC ADR	1,968	70,238
Johnson & Johnson	2,563,041	421,235,788
Mallinckrodt PLC(1)	6	2
Merck & Co., Inc.	1,764,351	136,013,819
Novartis AG ADR	126,232	10,790,311
Novo Nordisk A/S ADR	68,921	4,646,654
Pfizer, Inc.	2,306,708	83,572,031
Reata Pharmaceuticals, Inc., Class A(1)	4,694	467,992
Roche Holding AG ADR	35,808	1,452,373
Sanofi ADR	5,100	252,246
Takeda Pharmaceutical Co., Ltd. ADR	31,905	582,585
Teva Pharmaceutical Industries, Ltd. ADR(1)	5,106	58,923
Viatris, Inc.(1)	274,136	3,829,680
Zoetis, Inc.	1,198	188,661

		$1,252,406,519

Professional Services — 0.3%
ASGN, Inc.(1)	248,323	$23,699,947
ASGN, Inc.(1)(2)	17,000	1,622,480
Booz Allen Hamilton Holding Corp., Class A	43,691	3,518,436
CACI International, Inc., Class A(1)	13,584	3,350,630
Equifax, Inc.	8,854	1,603,725
Jacobs Engineering Group, Inc.	85,615	11,067,451
Nielsen Holdings PLC	59,255	1,490,263
Thomson Reuters Corp.	121,293	10,621,628
Verisk Analytics, Inc.	109,263	19,305,680

		$76,280,240

Road & Rail — 1.7%
Canadian National Railway Co.	285,493	$33,111,478
Canadian Pacific Railway, Ltd.	192	72,823
CSX Corp.	706,252	68,096,818
J.B. Hunt Transport Services, Inc.	10,000	1,680,700
Kansas City Southern	7,899	2,084,704
Lyft, Inc., Class A(1)	142,772	9,020,335
Norfolk Southern Corp.	291,983	78,403,275
Uber Technologies, Inc.(1)	3,699,519	201,660,781
Union Pacific Corp.	574,668	126,662,574

		$520,793,488

Semiconductors & Semiconductor Equipment — 6.6%
Advanced Micro Devices, Inc.(1)	26,697	$2,095,714
Analog Devices, Inc.	640,496	99,328,120
Applied Materials, Inc.	269,176	35,961,914
ASML Holding NV - NY Shares	12,459	7,691,688
Broadcom, Inc.	101,674	47,142,167
Broadcom, Inc.(2)	14,025	6,500,881
Cirrus Logic, Inc.(1)	50,000	4,239,500

Security	Shares	Value
Intel Corp.	7,544,440	$482,844,160
KLA Corp.	225	74,340
Lam Research Corp.	80,174	47,722,772
Marvell Technology Group, Ltd.	95,391	4,672,251
Microchip Technology, Inc.	581,017	90,185,459
Micron Technology, Inc.(1)	384,095	33,881,020
NVIDIA Corp.	632,895	337,921,627
NXP Semiconductors NV	13,187	2,655,071
Qorvo, Inc.(1)	13,586	2,482,162
QUALCOMM, Inc.	4,105,259	544,316,291
Silicon Laboratories, Inc.(1)	40,103	5,657,330
Skyworks Solutions, Inc.	1,000	183,480
Teradyne, Inc.	1,200	146,016
Texas Instruments, Inc.	1,081,742	204,438,420
Xilinx, Inc.	17,162	2,126,372

		$1,962,266,755

Software — 9.2%
Adobe, Inc.(1)	407,044	$193,496,506
ANSYS, Inc.(1)	150,106	50,969,993
Autodesk, Inc.(1)	27,787	7,701,167
Box, Inc., Class A(1)	106,049	2,434,885
Cadence Design Systems, Inc.(1)	706,320	96,758,777
CDK Global, Inc.	3	162
Check Point Software Technologies, Ltd.(1)	151,951	17,013,953
Citrix Systems, Inc.	11,798	1,655,967
Coupa Software, Inc.(1)	54,504	13,870,178
Crowdstrike Holdings, Inc., Class A(1)	400,567	73,107,483
DocuSign, Inc.(1)	1,158,000	234,437,100
Dropbox, Inc., Class A(1)	3,157,470	84,178,150
Envestnet, Inc.(1)	41,786	3,018,203
FireEye, Inc.(1)	331,973	6,496,712
Fortinet, Inc.(1)	22,529	4,154,798
Guidewire Software, Inc.(1)	67,562	6,866,326
Intuit, Inc.	107,548	41,197,337
Manhattan Associates, Inc.(1)	63,065	7,402,570
Microsoft Corp.	4,282,774	1,009,749,626
NortonLifeLock, Inc.	121,379	2,580,518
Nuance Communications, Inc.(1)	9,702	423,395
Nutanix, Inc., Class A(1)	18,402	488,757
Oracle Corp.	374,251	26,261,193
Palantir Technologies, Inc., Class A(1)	2,279,586	53,091,558
Palo Alto Networks, Inc.(1)	295,522	95,175,815
Paycom Software, Inc.(1)	551,349	204,032,211
Proofpoint, Inc.(1)	60,744	7,640,988
RingCentral, Inc., Class A(1)	9,657	2,876,627
RingCentral, Inc., Class A(1)(2)	9,178	2,733,943
salesforce.com, inc.(1)	281,763	59,697,127
SAP SE ADR	2,796	343,321
ServiceNow, Inc.(1)	230,223	115,136,825
Slack Technologies, Inc., Class A(1)	2,202,005	89,467,463
Smartsheet, Inc., Class A(1)	227,811	14,561,679

Security	Shares	Value
Splunk, Inc.(1)	412,415	$55,873,984
Synopsys, Inc.(1)	34,865	8,638,850
Teradata Corp.(1)	318	12,256
Tyler Technologies, Inc.(1)	232,333	98,632,328
Workday, Inc., Class A(1)	237,054	58,891,325
Zscaler, Inc.(1)	35,000	6,008,450

		$2,757,078,506

Specialty Retail — 2.2%
Advance Auto Parts, Inc.	16,346	$2,999,328
AutoNation, Inc.(1)	18,322	1,707,977
AutoZone, Inc.(1)	2,480	3,482,664
Bed Bath & Beyond, Inc.	22,000	641,300
Best Buy Co., Inc.	329,797	37,863,994
Burlington Stores, Inc.(1)	22,038	6,584,954
CarMax, Inc.(1)	21,526	2,855,639
Dick’s Sporting Goods, Inc.	72,500	5,520,875
Gap, Inc. (The)	75,000	2,233,500
Home Depot, Inc. (The)	110,692	33,788,733
L Brands, Inc.	265,335	16,413,623
Lowe’s Cos., Inc.	1,021,814	194,328,587
O’Reilly Automotive, Inc.(1)	157,561	79,922,817
Ross Stores, Inc.	558,761	67,001,032
Signet Jewelers, Ltd.(1)	65,986	3,825,868
TJX Cos., Inc. (The)	1,692,189	111,938,302
Tractor Supply Co.	247,515	43,829,956
Ulta Beauty, Inc.(1)	96,955	29,975,577

		$644,914,726

Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	10,206,537	$1,246,728,495
Dell Technologies, Inc., Class C(1)	2,415	212,882
Hewlett Packard Enterprise Co.	388,752	6,118,956
Logitech International S.A.	2,406	251,427
NCR Corp.(1)	118	4,478
NetApp, Inc.	78,200	5,682,794
Pure Storage, Inc., Class A(1)	1,300,000	28,002,000

		$1,287,001,032

Textiles, Apparel & Luxury Goods — 1.4%
Hanesbrands, Inc.	221,909	$4,364,950
Kontoor Brands, Inc.	37,542	1,821,913
Levi Strauss & Co., Class A	168,000	4,016,880
Lululemon Athletica, Inc.(1)	2,567	787,325
NIKE, Inc., Class B	2,901,023	385,516,946
Skechers USA, Inc., Class A(1)	100,000	4,171,000
Tapestry, Inc.	522	21,512
VF Corp.	304,553	24,339,876

		$425,040,402

Thrifts & Mortgage Finance — 0.0%(3)
Essent Group, Ltd.	96,312	$4,573,857

		$4,573,857

Security	Shares	Value
Tobacco — 0.5%
Altria Group, Inc.	886,170	$45,336,457
British American Tobacco PLC ADR	3,399	131,678
Philip Morris International, Inc.	1,132,892	100,532,836

		$146,000,971

Trading Companies & Distributors — 0.3%
Fastenal Co.	1,675,640	$84,251,179
NOW, Inc.(1)	944	9,525
United Rentals, Inc.(1)	6,466	2,129,319
W.W. Grainger, Inc.	9,210	3,692,565

		$90,082,588

Water Utilities — 0.0%(3)
American Water Works Co., Inc.	1,900	$284,848

		$284,848

Wireless Telecommunication Services — 0.0%(3)
America Movil SAB de CV, Series L ADR	15,204	$206,470
Rogers Communications, Inc., Class B	750	34,576
Vodafone Group PLC ADR	5	92

		$241,138

Total Common Stocks (identified cost $13,703,071,060)		$29,652,089,759

Preferred Stocks — 0.0%(3)

Security	Shares	Value
Internet & Direct Marketing Retail — 0.0%(3)
Qurate Retail, Inc., Series A, 8.00%	2,994	$304,340

Total Preferred Stocks (identified cost $168,592)		$304,340

Warrants — 0.0%(3)

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.0%(3)
Occidental Petroleum Corp., Exp. 8/3/27(1)	2,853	$33,979

Total Warrants (identified cost $14,122)		$33,979

Short-Term Investments — 0.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(6)	171,770,306	$171,770,306

Total Short-Term Investments (identified cost $171,770,306)		$171,770,306

Total Investments — 100.0% (identified cost $13,875,024,080)		$29,824,198,384

Other Assets, Less Liabilities — 0.0%(3)		$6,857,594

Net Assets — 100.0%		$29,831,055,978

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Restricted security.

(3)	Amount is less than 0.05%.

(4)	Represents an investment in an issuer that is deemed to be an affiliate effective March 1, 2021.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2021.

Abbreviations:

ADR	-	American Depositary Receipt

At March 31, 2021, the Portfolio owned the following securities (representing 1.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Value
Arista Networks, Inc.	6/18/20	6/18/21	88,600	$20,060,404	$26,747,454
Arista Networks, Inc.	12/17/20	12/17/21	105,064	30,000,276	31,708,256
Arista Networks, Inc.	3/18/21	3/18/22	72,500	20,964,888	21,874,987
ASGN, Inc.	6//18/20	6//18/21	17,000	1,085,308	1,622,480
Broadcom, Inc.	12/17/20	12/17/21	14,025	5,955,945	6,500,881
Caterpillar, Inc.	3/18/21	3/18/22	6,950	1,622,835	1,610,610
Church & Dwight Co., Inc.	12/17/20	12/17/21	17,504	1,516,161	1,528,516
Cigna Corp.	12/17/20	12/17/21	7,416	1,500,098	1,792,206
DexCom, Inc.	9/17/20	9/17/21	30,000	11,808,737	10,781,700
Integra LifeSciences Holdings Corp.	6//18/20	6//18/21	600,000	29,144,044	41,454,000
Integra LifeSciences Holdings Corp.	9/17/20	9/17/21	200,000	9,395,300	13,818,000
Integra LifeSciences Holdings Corp.	12/17/20	12/17/21	200,000	12,154,703	13,813,855
Integra LifeSciences Holdings Corp.	3/18/21	3/18/22	730,000	49,717,329	50,410,482
Linde PLC	9/17/20	9/17/21	12,068	3,000,148	3,380,729
Match Group, Inc.	12/17/20	12/17/21	260,261	40,028,133	35,742,142
Northrop Grumman Corp.	9/17/20	9/17/21	2,913	1,000,028	942,763
RingCentral, Inc., Class A	6//18/20	6//18/21	9,178	2,500,144	2,733,943
Snap, Inc., Class A	3/18/21	3/18/22	469,399	30,000,055	24,530,147
Visa, Inc., Class A	3/18/21	3/18/22	29,956	6,676,445	6,338,461

Total Restricted Securities				$278,130,981	$297,331,612

At March 31, 2021, the value of the Portfolio’s investment in affiliated issuers and funds was $375,051,646, which represents 1.3% of the Portfolio’s net assets. Transactions in affiliated issuers and funds by the Portfolio for the fiscal year to date ended March 31, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/ Units, end of period
Common Stocks
Morgan Stanley(1)	$—	$—	$(4,774,356)	$2,452,757	$(155,297)	$203,281,340	$—	2,617,581
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	202,615,051	78,873,717	(109,718,462)	—	—	171,770,306	47,538	171,770,306

				$2,452,757	$(155,297)	$375,051,646	$47,538

(1)	Affiliated issuer as of March 1, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Communication Services	$3,628,522,146	$60,272,289		$—	$3,688,794,435
Consumer Discretionary	3,890,037,560	—		1,659,718	3,891,697,278
Consumer Staples	1,921,520,991	126,197,914		—	2,047,718,905
Energy	508,092,303	—		—	508,092,303
Financials	4,170,844,114	11,898,993		—	4,182,743,107
Health Care	3,795,430,338	66,016,543		—	3,861,446,881
Industrials	2,798,171,740	1,610,610		—	2,799,782,350
Information Technology	8,076,164,213	66,422,585		—	8,142,586,798
Materials	403,545,563	2,349,579		—	405,895,142
Real Estate	30,425,311	—		—	30,425,311
Utilities	92,907,249	—		—	92,907,249
Total Common Stocks	$29,315,661,528	$334,768,513	**	$1,659,718	$29,652,089,759
Preferred Stocks	$304,340	$—		$—	$304,340
Warrants	33,979	—		—	33,979
Short-Term Investments	—	171,770,306		—	171,770,306
Total Investments	$29,315,999,847	$506,538,819		$1,659,718	$29,824,198,384

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2021 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.